Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions

3. ACQUISITIONS

(i) During the year ended December 31, 2012, to enrich the Group’s brand and accelerate the Group’s expansion in the mid-scale market, the Group acquired 51% equity interest of Starway Hotels (Hong Kong) Limited (“Starway”), a franchised hotel chain from C-Travel International Limited (“C-Travel") a wholly owned subsidiary of Ctrip.com International, Ltd. for total cash consideration of RMB17,292. C-Travel granted the Group a purchase right to acquire the remaining 49% equity interest of Starway at an amount in US$ equal to RMB16,460 within one year. The right may be exercised by the Group in its sole discretion. The business acquisition was accounted for under purchase accounting.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2012	Amortization period
Current assets	954
Intangible assets	299
Property and equipment	667	5-10 years
Brand name	28,600	indefinite
Non-compete agreement	400	10 years
Franchise agreements	7,700	remaining contract terms
Goodwill	21,491
Current liabilities	(19,430)
Deferred tax liabilities	(9,174)
Noncontrolling interest	(14,215)

Total	17,292

Brand name represents the registered trademark of Starway which is well recognized brand in mid-scale hotel market in PRC. The useful life of brand name is indefinite. The Group measured the fair value of the brand name under the relief-from-royalty method.

Goodwill was recognized as a result of expected synergies from combining operations of the Group and Starway and other intangible assets that do not qualify for separate recognition. Goodwill is not amortized and is not deductible for tax purpose.

(ii) During the year ended December 31, 2010, 2011 and 2012, the Group acquired nine, four and one individual hotels in the form of leased hotel for total cash consideration of RMB63,733, RMB20,400 and RMB7,000, respectively. The business acquisitions were accounted for under purchase accounting.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2010	2011	2012	Amortization period
Current assets	33	2,199	127
Intangible assets	—	63	—
Property and equipment	25,550	10,980	4,668	5-10 years
Favorable lease	20,800	5,847	2,470	remaining lease terms
Deferred tax assets	229	—	—
Franchise agreements	600	900	200	remaining contracts terms
Goodwill	22,921	1,873	153
Unfavorable lease	(1,600)	—	—	remaining lease terms
Deferred tax liabilities	(4,800)	(1,462)	(618)

Total	63,733	20,400	7,000

(iii) In 2010, the Group acquired noncontrolling interests in four existing subsidiaries. The aggregate consideration for these acquisitions was comprised of the following:

2010
Cash consideration	17,099
Fair value of warrants	7,068

Total consideration	24,167

The warrants provide the holder with the ability to purchase 1,500,000 ordinary shares of the Group at an exercise price of US$1.54 per share. The fair value of the warrants was determined by the Group using generally accepted valuation methodologies, including the discounted cash flow approach which incorporates certain assumptions including the financial results, growth trends, terminal value and discount rate of the Group, to derive the total equity value of the Group.

The acquisitions of the noncontrolling interests were accounted for as equity transactions. The difference between the purchase consideration and the related carrying value of the noncontrolling interests of RMB17,655 were recorded as a reduction of additional paid-in capital during the year ended December 31, 2010.